CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Cash And Cash Equivalents [Line Items]
Cash	$ 197		$ 790
Short-term deposit	40		9
Cash and cash equivalents, net	$ 237	$ 404	$ 799	$ 174	$ 336	$ 223